Summarised financial information - Summarised Financial Information of Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	£ 104,605	£ 104,530
Current assets	14,294	14,186
Total non-current liabilities	50,161	50,109
Non-current borrowings	32,638	35,406
Current liabilities	18,743	15,673
Current borrowings	4,312	4,324
Registered BATCAP bonds | Parent Company
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	1,917	1,917
Current assets	9,736	9,128
Total non-current liabilities	1,577	1,580
Non-current borrowings	1,571	1,571
Other non-current liabilities	6	9
Current liabilities	72	339
Current borrowings	37	39
Other current liabilities	35	300
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | Parent Company
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from non-issuer/non-guarantor subsidiaries	9,690	9,074
Amounts due to non-issuer/non-guarantor subsidiaries	2	0
Investment in subsidiaries (that are not issuers or guarantors)	27,234	27,234
Registered BATCAP bonds | BATCAP | Subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	18,996	20,691
Current assets	18,504	12,739
Total non-current liabilities	18,503	18,266
Non-current borrowings	18,257	18,101
Other non-current liabilities	246	165
Current liabilities	19,010	15,137
Current borrowings	18,967	15,102
Other current liabilities	43	35
Registered BATCAP bonds | BATCAP | Transactions with non-issuer/non-guarantor subsidiaries | Subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from non-issuer/non-guarantor subsidiaries	15,082	16,837
Amounts due to non-issuer/non-guarantor subsidiaries	3,942	3,735
Investment in subsidiaries (that are not issuers or guarantors)	0	0
Registered BATCAP bonds | BATIF | Subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	2,292	2,238
Current assets	46,197	43,431
Total non-current liabilities	11,526	12,901
Non-current borrowings	11,227	12,662
Other non-current liabilities	299	239
Current liabilities	32,984	30,091
Current borrowings	32,708	29,512
Other current liabilities	276	579
Registered BATCAP bonds | BATIF | Transactions with non-issuer/non-guarantor subsidiaries | Subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from non-issuer/non-guarantor subsidiaries	50,595	43,279
Amounts due to non-issuer/non-guarantor subsidiaries	32,707	25,686
Investment in subsidiaries (that are not issuers or guarantors)	718	718
Registered BATCAP bonds | BATNF | Subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	1,358	1,422
Current assets	48	790
Total non-current liabilities	1,358	1,422
Non-current borrowings	1,358	1,422
Other non-current liabilities	0	0
Current liabilities	47	789
Current borrowings	46	788
Other current liabilities	1	1
Registered BATCAP bonds | BATNF | Transactions with non-issuer/non-guarantor subsidiaries | Subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from non-issuer/non-guarantor subsidiaries	0	0
Amounts due to non-issuer/non-guarantor subsidiaries	0	0
Investment in subsidiaries (that are not issuers or guarantors)	0	0
Registered BATCAP bonds | RAI | Subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	292	318
Current assets	1,221	942
Total non-current liabilities	7,707	9,163
Non-current borrowings	7,657	9,113
Other non-current liabilities	50	50
Current liabilities	3,257	1,301
Current borrowings	1,751	597
Other current liabilities	1,506	704
Registered BATCAP bonds | RAI | Transactions with non-issuer/non-guarantor subsidiaries | Subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from non-issuer/non-guarantor subsidiaries	1,478	1,229
Amounts due to non-issuer/non-guarantor subsidiaries	2	18
Investment in subsidiaries (that are not issuers or guarantors)	25,659	25,185
Registered BATCAP bonds | BATHTN | Subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	77	43
Current assets	15	10
Total non-current liabilities	20	11
Non-current borrowings	0	0
Other non-current liabilities	20	11
Current liabilities	129	4
Current borrowings	1	2
Other current liabilities	128	2
Registered BATCAP bonds | BATHTN | Transactions with non-issuer/non-guarantor subsidiaries | Subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from non-issuer/non-guarantor subsidiaries	15	10
Amounts due to non-issuer/non-guarantor subsidiaries	1	1
Investment in subsidiaries (that are not issuers or guarantors)	£ 1,466	£ 1,537